Acquisitions (Details)								12 Months Ended
	Dec. 05, 2024 USD ($) shares	Dec. 28, 2023 USD ($)	Dec. 28, 2023 BRL (R$)	Nov. 23, 2023 USD ($)	Nov. 10, 2023 USD ($)	Oct. 28, 2023 USD ($)	Jan. 18, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Acquisitions [Line Items]
Net loss attributable to noncontrolling interest								$ (488,504)		$ (247,296)
Noncontrolling interest								1,273,088		$ 660,221
Pre-acquisition loan								2,000,000
Consideration transferred								$ 7,000,000
Webull Indonesia [Member]
Acquisitions [Line Items]
Controlling interest ownership percentage							80.10%	80.10%		80.10%
Controlling interest ownership in net assets acquired							$ 3,663,788
Controlling interests voting percentage								80.10%
Noncontrolling interest							$ 910,230
Noncontrolling interest								$ 1,273,088
Webull Securities Holdings (Brazil) ltda [Member]
Acquisitions [Line Items]
Controlling interest ownership percentage		100.00%	100.00%
Net equity closing date of prior days		60 days	60 days
Nonrefundable payment								510,502	R$ 2,500,000
Webull Holdings (Singapore) Pte. Ltd. [Member]
Acquisitions [Line Items]
Controlling interest ownership percentage						100.00%
Aggregate purchase price						$ 17,000,000
First payment				$ 5,000,000
Final payment				$ 12,000,000
Pre-acquisition loan					$ 2,000,000
Consideration transferred								7,000,000
Miflink [Member]
Acquisitions [Line Items]
First payment								$ 5,000,000
Business Combination Agreement [Member]
Acquisitions [Line Items]
Issuance of incentive warrants (in Shares) | shares	20,000,000
Webull Indonesia [Member]
Acquisitions [Line Items]
Noncontrolling interest ownership percentage								19.90%
Purchase Agreement [Member] | Webull Securities Holdings (Brazil) ltda [Member]
Acquisitions [Line Items]
Nonrefundable payment								$ 1,531,484
Payment to escrow account (in Brazil Real) | R$									R$ 7,500,000
Maximum [Member] | Webull Holdings (Singapore) Pte. Ltd. [Member]
Acquisitions [Line Items]
Net balance excess						5,000,000
Maximum [Member] | Business Combination Agreement [Member]
Acquisitions [Line Items]
Enterprise value of the business combination agreement	$ 7,700,000,000
Minimum [Member] | Webull Holdings (Singapore) Pte. Ltd. [Member]
Acquisitions [Line Items]
Net balance excess						$ 50,000
Minimum [Member] | Business Combination Agreement [Member]
Acquisitions [Line Items]
Enterprise value	$ 5,000,000,000
Webull Securities Holdings (Brazil) ltda [Member]
Acquisitions [Line Items]
Aggregate purchase price		$ 2,060,836	R$ 10,000,000